Stockholders' Equity	12 Months Ended
Dec. 31, 2014
Stockholder's Equity
Stockholder's Equity

Note 8. Stockholders' Equity

Capitalization

        On April 4, 2013, the merger by and among Cinelatino, WAPA Holdings and Azteca providing for the acquisition of Cinelatino and the combination of WAPA Holdings and Azteca as indirect, wholly-owned subsidiaries of Hemisphere (the "Transaction") was consummated.

        In connection with the Transaction (i) the holders of Cinelatino common stock and the holder of membership interests in WAPA Holdings (the "Cinelatino/WAPA Investors") surrendered their respective interests and received an aggregate of 33,000,000 shares of Hemisphere Class B common stock, par value $0.0001 ("Class B common stock"), a cash payment equal to an aggregate of $5.0 million, and purchased 2,333,334 warrants from Azteca founders to purchase Hemisphere Class A common stock, par value $0.0001 (such warrants, "Warrants" and such stock, "Class A common stock"); (ii) each share of Azteca common stock was automatically converted into one share of Class A common stock; (iii) each Amended Azteca Warrant, as defined below, was automatically converted into an equal number of Warrants; and (iv) immediately prior to the consummation of the Transaction, Azteca Acquisition Holdings, LLC and certain existing shareholders of Azteca contributed 250,000 shares of Azteca common stock to Azteca for cancellation and agreed to subject an additional 250,000 shares of Class A common stock to certain forfeiture provisions (in addition to 735,294 shares of Class A common stock already subject to forfeiture under pre-existing agreements) if the market price of shares of Hemisphere Class A common stock does not reach certain levels. Following the consummation of the Transaction, there were 10,991,100 shares of Class A stock outstanding and 33,000,000 shares of Hemisphere Class B stock outstanding. Subsequent to the Transaction, an additional 250,000 shares of Class A restricted stock were issued. From time to time the Company has issued Class A common stock to certain members of management and board of directors as equity compensation, subject to time and performance vesting conditions, as discussed below.

        In December 2014, a shareholder of Class B common stock transferred 3.0 million shares of Class B common stock to a third party. As a result, the Class B common stock was automatically converted to Class A common stock.

Voting

        Class B common stock votes on a 10 to 1 basis with the Class A common stock, which means that each share of Class B common stock will have 10 votes and each share of Class A common stock will have 1 vote. The Class B common stock shall be convertible in whole or in part at any time at the option of the holder or holders thereof, into an equal number of Class A common stock.

Equity Incentive Plans

        An aggregate of 4.0 million shares of our Class A common stock were authorized for issuance under the terms of the Hemisphere Media Group, Inc. 2013 Equity Incentive Plan (the "2013 Equity Incentive Plan). At December 31, 2014, 1.0 million shares remained available for issuance of stock options or other stock-based awards under our Equity Incentive Plan (including shares of restricted Class A common stock surrendered to the Company in payment of taxes required to be withheld in respect of vested shares of restricted Class A common stock and available for issuance). The expiration date of the 2013 Equity Incentive Plan, on and after which date no awards may be granted, is April 4, 2023. The Company's board of directors administers the 2013 Equity Incentive Plan, and has the sole and plenary authority to, among other things: (i) designate participants; (ii) determine the type, size, and terms and conditions of awards to be granted; (iii) determine the method by which an award may be settled, exercised, canceled, forfeited, or suspended.

        The Company's time-based restricted stock awards and option awards generally vest in three equal annual installments beginning on the first anniversary of the grant date, subject to the grantee's continued employment or service with the Company. The Company's event-based restricted stock awards and option awards generally vest either upon the Company's Class A common stock attaining a $15.00 closing price per share, as quoted on the NASDAQ Global Market, on at least 10 trading days, subject to the grantee's continued employment or service with the Company. Other event-based restricted stock awards granted to certain members of our Board vest on the day preceding the Company's annual shareholder meeting.

Stock-Based Compensation

        Stock-based compensation expense related to stock options and restricted stock was $5.9 million, $7.2 and $0 for the years ended December 31, 2014, 2013 and 2012, respectively. At December 31, 2014, there was $3.6 million of total unrecognized compensation cost related to non-vested stock options, which is expected to be recognized over weighted-average period of 2.2 years. At December 31, 2014, there was $3.7 million of total unrecognized compensation cost related to non-vested restricted stock, which is expected to be recognized over a weighted-average period of 1.3 years.

Stock Options

        The fair value of stock options granted is estimated at the date of grant using the Black-Scholes pricing model for time-based options and the Monte Carlo simulation model for event-based options. The expected term of options granted is derived using the simplified method under ASC 718-10-S99-1/SEC Topic 14.D for "plain vanilla" options and the Monte Carlo simulation for event-based options. Expected volatility is based on the historical volatility of the Company's competitors given its lack of trading history. The risk- free interest rate is based on the U.S. Treasury yield for a period consistent with the expected term of the option in effect at the time of the grant. The Company has estimated forfeitures of 1.5%, as the awards are to management for which the Company expects lower turnover, and has assumed no dividend yield, as dividends have never been paid to stock or option holders and will not be paid for the foreseeable future.

Black-Scholes Option Valuation Assumptions	2014	2013
Risk-free interest rate	1.76% - 1.92%	.93% - 2.03%
Dividend yield	—	—
Volatility	28.4% - 30.9%	34.4% - 36.7%
Weighted-average expected term (years)	6.0 - 6.3	6.0

Monte Carlo Option Valuation Assumptions	2014	2013
Risk-free intererst rate	—	1.78%
Dividend yield	—	—
Volatility	—	36.70%
Weighted-average expected term (years)	—	5.4 - 5.8

        The following table summarizes stock option activity for the years ended December 31, 2014 and 2013 (shares and intrinsic values in thousands):

	Number of shares	Weighted- average exercise price	Weighted- average remaining contractual term	Aggregate intrinsic value
Outstanding at January 1, 2013	—	—	—	—
Granted	1,730	$11.20	9.3	$1,157
Exercised	—	—	—	—
Forfeited or expired	—	—	—	—

Outstanding at December 31, 2013	1,730	$11.20	9.3	$2,208
Granted	140	11.56	9.7	—
Exercised	—	—	—	—
Forfeited or expired	—	—	—	—

Outstanding at December 31, 2014	1,870	$11.23	8.4	$4,721

Vested at December 31, 2014	670	$11.07	8.2	$1,787

Exercisable at December 31, 2014	670	$11.07	8.2	$1,787

        The weighted average grant date fair value of options granted for the year ended December 31, 2014 was $3.75. At December 31, 2014, 0.3 million options granted are unvested, event-based options.

Restricted Stock

        Certain employees and directors have been awarded restricted stock under the 2013 Equity Incentive Plan. The time-based restricted stock grants vest primarily over a period of three years. The fair value and expected term of event-based restricted stock grants is estimated at the grant date using the Monte Carlo simulation model.

Monte Carlo Option Valuation Assumptions	2014	2013
Risk-free interest rate	—	0.52%
Dividend yield	—	—
Volatility	—	36.70%
Weighted-average expected term (years)	—	0.6 - 1.3

        The following table summarizes restricted share activity for the years ended December 31, 2014 and 2013 (shares in thousands):

	Number of shares	Weighted-average grant date fair value
Outstanding at January 1, 2013	—	$—
Granted	1,195	9.81
Vested	(250)	8.41
Forfeited	—	—

Outstanding at December 31, 2013	945	$10.18
Granted	79	11.34
Vested	(305)	11.33
Forfeited	—	—

Outstanding at December 31, 2014	719	$9.82

        At December 31, 2014, 0.2 million shares of restricted stock issued are unvested, event-based shares.

Warrants

        In connection with the capitalization of the Company noted above, the Company has issued 14.7 million warrants, which qualify as equity instruments. Each warrant entitles the holder to purchase one-half of the number of shares of our Class A common stock at a price of $6.00 per half share. At December 31, 2014, 14.7 million warrants were issued and outstanding, which are exercisable into 7.3 million shares of our Class A common stock. Warrants are only exercisable for a whole number of shares of common stock (i.e. only an even number of warrants may be exercised at any given time by a registered holder). As a result, a holder must exercise at least two warrants, at an effective exercise price of $12.00 per warrant. At the option of the Company, 10.0 million warrants may be called for redemption, provided that the last sale price of our Class A common stock reported has been at least $18.00 per share on each of twenty trading days within the thirty-day period ending on the third business day prior to the date on which notice of redemption is given. The warrants expire on April 4, 2018. During the year ended December 31, 2014, we issued 50 shares of our Class A common stock upon the exercise of one hundred warrants for a total exercise proceeds of $600.